SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share based payments	$ 2,858,303		$ 343,253	$ 153,909	$ 550,517
Total	4,599,343	949,177	1,874,710	1,502,993	1,162,912
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Wages and salary	288,111	169,905	258,281	200,747	98,523
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Wages and salary	1,237,919	476,037	970,487	376,237	39,492
Intangible asset software [member]
IfrsStatementLineItems [Line Items]
Wages and salary		138,667	137,374	553,326	300,273
Research and development [member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)	92,095		83,699
Capital work in progress [member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)				75,274	113,107
Professional fees [member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)	$ 122,915	$ 164,568	$ 81,616	$ 143,500	$ 61,000